Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (229,664)	¥ (272,131)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	559
Accrued pension and severance cost	(103,405)	(156,068)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(102,846)	(156,068)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,106	1,371
Accrued expenses	(892)	(383)
Accrued pension and severance cost	(126,259)	(116,063)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (126,045)	¥ (115,075)